Income Taxes - Summary of Income Tax (Recovery) Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Deferred income tax expense (recovery)	$ (1,412)	$ (1,042)